Investment Portfolioas of June 30, 2025 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.1%
Communication Services 9.1%
Entertainment 1.5%
Warner Bros Discovery, Inc.*	831,770	9,532,084
Interactive Media & Services 1.3%
Alphabet, Inc. "A"	35,870	6,321,370
Meta Platforms, Inc. "A"	3,058	2,257,080
		8,578,450
Media 5.1%
Comcast Corp. "A"	126,899	4,529,025
Fox Corp. "A"	406,467	22,778,411
Interpublic Group of Companies, Inc.	241,023	5,900,243
		33,207,679
Wireless Telecommunication Services 1.2%
T-Mobile U.S., Inc.	30,912	7,365,093
Consumer Discretionary 8.6%
Automobile Components 0.5%
Aptiv PLC*	50,528	3,447,020
Automobiles 0.3%
General Motors Co.	31,469	1,548,590
Hotels, Restaurants & Leisure 3.4%
Boyd Gaming Corp.	209,860	16,417,348
Travel & Leisure Co.	109,058	5,628,483
		22,045,831
Household Durables 3.1%
D.R. Horton, Inc.	153,315	19,765,370
Specialty Retail 1.0%
AutoNation, Inc.*	32,554	6,466,852
Textiles, Apparel & Luxury Goods 0.3%
Tapestry, Inc.	24,246	2,129,041
Consumer Staples 10.2%
Beverages 2.7%
Constellation Brands, Inc. "A"	52,654	8,565,753
Molson Coors Beverage Co. "B"	181,885	8,746,850
		17,312,603
Food Products 5.3%
Conagra Brands, Inc.	307,672	6,298,046
Kraft Heinz Co.	705,476	18,215,390
The J.M. Smucker Co.	99,690	9,789,558
		34,302,994

Tobacco 2.2%
Altria Group, Inc.	247,227	14,494,919
Energy 4.7%
Energy Equipment & Services 0.3%
Halliburton Co.	78,551	1,600,869
Oil, Gas & Consumable Fuels 4.4%
Devon Energy Corp.	139,653	4,442,362
EOG Resources, Inc.	68,697	8,216,848
ONEOK, Inc.	196,635	16,051,315
		28,710,525
Financials 17.1%
Banks 7.8%
Bank of America Corp.	142,376	6,737,232
Citigroup, Inc.	57,057	4,856,692
Fifth Third Bancorp.	48,073	1,977,243
JPMorgan Chase & Co.	73,654	21,353,031
Regions Financial Corp.	113,618	2,672,295
U.S. Bancorp.	134,757	6,097,754
Wells Fargo & Co.	86,231	6,908,828
		50,603,075
Capital Markets 2.8%
Bank of New York Mellon Corp.	17,734	1,615,745
State Street Corp.	157,068	16,702,611
		18,318,356
Consumer Finance 2.6%
Synchrony Financial	250,481	16,717,102
Financial Services 3.9%
Fiserv, Inc.*	70,315	12,123,009
Global Payments, Inc.	102,636	8,214,985
PayPal Holdings, Inc.*	67,058	4,983,751
		25,321,745
Health Care 22.9%
Biotechnology 4.7%
Amgen, Inc.	12,994	3,628,055
Gilead Sciences, Inc.	137,443	15,238,305
Regeneron Pharmaceuticals, Inc.	16,344	8,580,600
Vertex Pharmaceuticals, Inc.*	6,493	2,890,684
		30,337,644
Health Care Equipment & Supplies 4.9%
GE HealthCare Technologies, Inc.	22,546	1,669,982
Hologic, Inc.*	164,645	10,728,268
Medtronic PLC	144,936	12,634,071
Teleflex, Inc.	38,336	4,537,449
Zimmer Biomet Holdings, Inc.	23,647	2,156,843
		31,726,613
Health Care Providers & Services 1.1%
HCA Healthcare, Inc.	8,380	3,210,378
Tenet Healthcare Corp.*	22,641	3,984,816
		7,195,194

Pharmaceuticals 12.2%
Bristol-Myers Squibb Co.	424,674	19,658,159
Johnson & Johnson	161,220	24,626,355
Merck & Co., Inc.	136,620	10,814,839
Pfizer, Inc.	562,673	13,639,194
Viatris, Inc.	1,175,708	10,499,072
		79,237,619
Industrials 13.3%
Aerospace & Defense 1.5%
Lockheed Martin Corp.	20,792	9,629,607
Building Products 1.5%
Allegion PLC	59,012	8,504,809
Masco Corp.	24,694	1,589,306
		10,094,115
Machinery 6.5%
Caterpillar, Inc.	37,634	14,609,895
Cummins, Inc.	26,585	8,706,588
PACCAR, Inc.	199,053	18,921,978
		42,238,461
Passenger Airlines 0.3%
United Airlines Holdings, Inc.*	21,272	1,693,889
Professional Services 3.0%
Leidos Holdings, Inc.	51,112	8,063,429
SS&C Technologies Holdings, Inc.	137,493	11,384,421
		19,447,850
Trading Companies & Distributors 0.5%
Ferguson Enterprises, Inc.	14,387	3,132,769
Information Technology 12.0%
Communications Equipment 1.3%
Cisco Systems, Inc.	126,259	8,759,849
IT Services 4.5%
Amdocs Ltd.	61,294	5,592,465
Cognizant Technology Solutions Corp. "A"	301,304	23,510,751
		29,103,216
Semiconductors & Semiconductor Equipment 3.4%
KLA Corp.	2,623	2,349,526
Lam Research Corp.	60,681	5,906,689
QUALCOMM, Inc.	85,740	13,654,952
		21,911,167
Software 1.0%
Gen Digital, Inc.	212,653	6,251,998
Technology Hardware, Storage & Peripherals 1.8%
Hewlett Packard Enterprise Co.	568,726	11,630,447
Materials 1.2%
Containers & Packaging 0.3%
Amcor PLC	205,584	1,889,317

Metals & Mining 0.9%
Newmont Corp.	100,537	5,857,286
Total Common Stocks (Cost $558,465,851)		641,605,239

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.37% (a) (Cost $5,647,692)	5,647,692	5,647,692

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $564,113,543)	100.0	647,252,931
Other Assets and Liabilities, Net	(0.0)	(12,410)
Net Assets	100.0	647,240,521
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (a) (b)
—	0 (c)	—	—	—	154	—	—	—
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 4.37% (a)
4,251,568	55,270,058	53,873,934	—	—	170,162	—	5,647,692	5,647,692
4,251,568	55,270,058	53,873,934	—	—	170,316	—	5,647,692	5,647,692

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$641,605,239	$—	$—	$641,605,239
Short-Term Investments	5,647,692	—	—	5,647,692
Total	$647,252,931	$—	$—	$647,252,931

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DCUS-PH3